Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2024
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2024
Prospectus Date	rr_ProspectusDate	Oct. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A